Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance Comparison

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of SLB’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022, and 2021.

	Summary Compensation Table Total for CEO ($)				Average Summary Compensation Table Total for Non-CEO NEOs ($)		Average Compensation Actually Paid to Non-CEO NEOs ($)		Value of Initial Fixed $100 Investment Based on:			(Stated in millions)
Year		(1)	Compensation Actually Paid to CEO ($)	(2)		(3)		(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return	(4)	Net Income ($)	Adjusted EBITDA ($)	(5)
2025	17,347,291		17,486,818	(6)	5,314,626		5,263,702	(7)	$195.72	$192.26		3,451	8,463
2024	17,310,864		2,751,129		5,650,820		1,470,258		$189.52	$185.95		4,579	9,070
2023	18,249,585		26,165,195		5,907,339		9,304,743		$250.92	$232.82		4,275	8,107
2022	15,713,757		39,478,899		5,087,891		17,341,223		$252.88	$229.61		3,492	6,462
2021	16,795,502		32,392,156		6,353,971		13,116,171		$139.60	$130.75		1,928	4,925

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1)

The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the 2025 Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021. Mr. Le Peuch served as CEO for each of the years presented.

Peer Group Issuers, Footnote

(4)

Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2025 Annual Report.

PEO Total Compensation Amount	$ 17,347,291	$ 17,310,864	$ 18,249,585	$ 15,713,757	$ 16,795,502
PEO Actually Paid Compensation Amount	$ 17,486,818	2,751,129	26,165,195	39,478,899	32,392,156
Adjustment To PEO Compensation, Footnote

(6)	To calculate the amount of “compensation actually paid” to our CEO for 2025, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the SCT:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)	(a)	Equity Award Adjustments for CEO ($)	(b)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)	(c)	Pension Benefit Adjustments for CEO ($)	(d)	Compensation Actually Paid to CEO ($)
2025	17,347,291	(12,374,953)		13,241,153		(914,130)		187,457		17,486,818
(a)	Represents the grant date fair value of the equity awards to our CEO in 2025, as reported in the “Stock Awards” column in the SCT.
(b)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	($)
As of year-end for awards granted during 2025	13,283,872
Year-over-year decrease of unvested awards granted in prior years	(2,685,481)
Increase from prior fiscal year-end for awards that vested during 2025	2,642,762
Total Equity Award Adjustments	13,241,153
(c)	Represents the change in 2025 in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(d)	Represents the actuarially determined service cost for services rendered in 2025 under all benefit and actuarial pension plans in which our CEO participates.

Non-PEO NEO Average Total Compensation Amount	$ 5,314,626	5,650,820	5,907,339	5,087,891	6,353,971
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,263,702	1,470,258	9,304,743	17,341,223	13,116,171
Adjustment to Non-PEO NEO Compensation Footnote

(7)	To calculate the amount of average “compensation actually paid” to our NEOs other than our CEO for 2025, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs as reported in the SCT:

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)	(w)	Average Equity Award Adjustments for Non-CEO NEOs ($)	(x)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs ($)	(y)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)	(z)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	5,314,626	(3,360,021)		3,580,344		(381,579)		110,331		5,263,702
(w)	Represents the average of the grant date fair value of the equity awards to our non-CEO NEOs in 2025, as reported in the “Stock Awards” column in the SCT.
(x)	Represents the average of the year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	($)
As of year-end for awards granted during 2025	3,606,826
Year-over-year decrease of unvested awards granted in prior years	(726,564)
Decrease from prior fiscal year-end for awards that vested during 2025	700,082
Total Equity Award Adjustments	3,580,344
(y)	Represents the average change in 2025 in the actuarial present value of the accumulated benefits to our non-CEO NEOs under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(z)	Represents the actuarially determined service cost for services rendered in 2025 under all benefit and actuarial pension plans in which our non-CEO NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Total Shareholder Return (SLB and OSX)
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA
Tabular List, Table

Pay-for-Performance Alignment

The following table identifies the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Free Cash Flow Margin
Return on Capital Employed
Total Shareholder Return

Total Shareholder Return Amount	$ 195.72	189.52	250.92	252.88	139.60
Peer Group Total Shareholder Return Amount	192.26	185.95	232.82	229.61	130.75
Net Income (Loss)	$ 3,451,000,000	$ 4,579,000,000	$ 4,275,000,000	$ 3,492,000,000	$ 1,928,000,000
Company Selected Measure Amount	8,463,000,000	9,070,000,000	8,107,000,000	6,462,000,000	4,925,000,000
PEO Name	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description

(5)

Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. Adjusted EBITDA is a non-GAAP measure. See Appendix A for reconciliations of non-GAAP measures to their most comparable GAAP measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,374,953)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,241,153
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(914,130)
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,457
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,283,872
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,685,481)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,642,762
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,360,021)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,580,344
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(381,579)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,331
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,606,826
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(726,564)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 700,082